UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28,2015

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Ohio (98.7%)
Akron OH Income Tax Revenue	2.000%	12/1/15	1,145	1,160
Akron OH Income Tax Revenue BAN	1.150%	3/12/15	3,250	3,251
1 Akron OH Income Tax Revenue BAN	1.150%	3/10/16	2,250	2,269
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	3/2/15 LOC	5,400	5,400
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	3/2/15 LOC	2,800	2,800
Athens County OH Port Authority Housing
Revenue VRDO	0.020%	3/6/15 LOC	4,900	4,900
Avon OH BAN	1.000%	9/9/15	3,000	3,012
Berea OH BAN	0.750%	3/25/15	2,000	2,001
1 Berea OH BAN	1.000%	3/17/16	1,180	1,188
Butler County OH BAN	0.300%	7/30/15	3,289	3,289
2 Cincinnati OH City School District GO TOB
VRDO	0.020%	3/6/15	12,150	12,150
2 Cincinnati OH City School District GO TOB
VRDO	0.030%	3/6/15	5,000	5,000
2 Cleveland OH Water Works Revenue TOB
VRDO	0.020%	3/6/15	4,335	4,335
2 Cleveland OH Water Works Revenue TOB
VRDO	0.030%	3/6/15	8,665	8,665
Cleveland OH Water Works Revenue VRDO	0.030%	3/6/15 LOC	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.020%	3/6/15 LOC	6,305	6,305
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	3/6/15	5,710	5,710
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	3/6/15	4,750	4,750
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	3/6/15	4,900	4,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	3/6/15	3,000	3,000
Columbus OH BAN	1.000%	8/28/15	4,500	4,519
Columbus OH GO	5.000%	6/1/15	5,710	5,780
2 Columbus OH GO TOB VRDO	0.050%	3/6/15	4,360	4,360
Columbus OH GO VRDO	0.010%	3/6/15	3,135	3,135
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/6/15 LOC	7,855	7,855
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/6/15 LOC	3,425	3,425

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/6/15 LOC	6,180	6,180
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.020%	3/6/15 LOC	4,410	4,410
2 Columbus OH Sewer Revenue TOB VRDO	0.020%	3/6/15	4,925	4,925
2 Columbus OH Sewer Revenue TOB VRDO	0.030%	3/6/15	2,800	2,800
Columbus OH Sewer Revenue VRDO	0.010%	3/6/15	3,365	3,365
2 Cuyahoga County OH (Convention Hotel
Project) COP TOB VRDO	0.070%	3/6/15	13,000	13,000
Cuyahoga Falls OH BAN	1.000%	12/3/15	1,550	1,559
Deerfield Township OH BAN	0.300%	10/28/15	2,384	2,384
Fairfield Township OH BAN	1.000%	6/4/15	1,350	1,353
Forest Hills OH Local School District GO	2.000%	12/1/15	675	684
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.020%	3/6/15 LOC	4,455	4,455
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.050%	6/3/15	6,000	6,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	3/6/15	1,600	1,600
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.010%	3/6/15	1,200	1,200
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	3/6/15	14,000	14,000
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	3/6/15	10,470	10,470
3 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.090%	9/25/15	5,800	5,800
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.020%	3/6/15 LOC	3,065	3,065
2 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.030%	3/6/15	5,625	5,625
Hamilton County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,000	4,144
2 Hamilton County OH Sewer System Revenue
TOB VRDO	0.030%	3/6/15	8,500	8,500
Huber Heights OH BAN	1.000%	6/3/15	3,000	3,005
Huber Heights OH BAN	1.125%	6/3/15	1,750	1,754
Independence OH BAN	1.000%	4/15/15	1,565	1,567
Kent OH BAN	1.000%	9/2/15	2,355	2,363
Lakewood OH BAN	1.000%	4/10/15	2,850	2,852
2 Lakewood OH City School District GO TOB
VRDO	0.040%	3/6/15	3,825	3,825
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	3/6/15	12,785	12,785
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.030%	3/6/15 LOC	1,030	1,030
Lucas County OH BAN	1.000%	7/14/15	2,482	2,490
Marysville OH BAN	1.250%	5/28/15	1,850	1,854
Mason OH City School District BAN	1.250%	1/26/16	3,000	3,028
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.020%	3/6/15 LOC	12,625	12,625
2 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.030%	3/6/15	7,500	7,500

Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/2/15	9,790	9,790
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/2/15	600	600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/2/15	3,300	3,300
North Olmsted OH BAN	0.300%	2/3/16	1,335	1,335
2 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.020%	3/6/15	6,800	6,800
2 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.110%	3/6/15 LOC	21,000	21,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.010%	3/2/15 LOC	985	985
2 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.080%	3/6/15 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.020%	3/6/15 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	3/6/15 LOC	6,000	6,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	3/6/15 LOC	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	3/6/15 LOC	5,000	5,000
Ohio Common Schools GO VRDO	0.010%	3/6/15	1,670	1,670
Ohio Common Schools GO VRDO	0.010%	3/6/15	1,050	1,050
Ohio GO VRDO	0.010%	3/6/15	1,500	1,500
Ohio GO VRDO	0.020%	3/6/15	985	985
Ohio GO VRDO	0.020%	3/6/15	7,990	7,990
Ohio GO VRDO	0.020%	3/6/15	16,530	16,530
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.100%	6/17/15	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.090%	6/18/15	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	3,610	3,610
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	1,100	1,100
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	3,080	3,080
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/2/15	9,550	9,550
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/2/15	4,600	4,600

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/2/15	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/2/15	5,500	5,500
2 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.070%	3/6/15 (13)	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.020%	3/6/15 LOC	5,900	5,900
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	3/6/15	6,945	6,945
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	3/6/15	8,500	8,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	3/6/15	2,400	2,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	3/6/15	10,245	10,245
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	3/6/15	3,980	3,980
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	3/6/15	2,180	2,180
Ohio Infrastructure Improvement GO VRDO	0.020%	3/6/15	5,395	5,395
Ohio State University General Receipts
Revenue	4.125%	6/1/15 (Prere.)	8,520	8,605
Ohio State University General Receipts
Revenue CP	0.100%	4/2/15	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.060%	5/5/15	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.060%	5/7/15	8,200	8,200
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/15	2,000	2,073
Tallmadge City School District (OH) GO	5.000%	6/1/15 (Prere.)	1,410	1,427
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.) VRDO	0.010%	3/6/15	11,450	11,450
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,000	1,010
				540,351
Total Tax-Exempt Municipal Bonds (Cost $540,351)				540,351
Total Investments (98.7%) (Cost $540,351)				540,351
Other Assets and Liabilities-Net (1.3%)				7,271
Net Assets (100%)				547,622

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $139,590,000, representing 25.5% of net assets.

3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Ohio (99.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,068
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,490
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	3,033
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,647
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,715
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,637
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	2,000	2,233
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,938
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	6,484
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	3/2/15 LOC	4,530	4,530
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,205
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,880	2,126
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	1,063
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	79
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	135
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,273
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	67
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	2,000	2,264
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	3,730	4,212
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,113
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,389
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	8,500	9,460
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	11,920
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,524
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,366
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/19 (Prere.)	4,500	5,334
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,895

Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,169
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,247
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,171
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,163
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	4,000	4,143
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,599
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,274
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,334
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,594
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,772
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,517
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	136
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,397
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,190	1,287
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,470	1,590
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	430	465
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	530	573
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,446
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,572
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,811
Cincinnati OH GO	5.000%	12/1/18	1,000	1,141
Cincinnati OH GO	5.000%	12/1/24	1,090	1,259
Cincinnati OH GO	5.000%	12/1/26	2,605	2,994
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,164
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,845
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,165
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,839
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,300
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,814
Cleveland OH Airport System Revenue	5.000%	1/1/30	2,000	2,202
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,407
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,910
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,161
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,381
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,261
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,330
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,540	10,940
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,318
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,110
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,286

Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,236
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,121
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.020%	3/6/15 LOC	6,500	6,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	777
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,308
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,337
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,794
Columbus OH GO	5.000%	2/15/21	1,905	2,290
Columbus OH GO	5.000%	2/15/22	1,900	2,316
Columbus OH GO	5.000%	2/15/23	1,475	1,819
Columbus OH GO	5.000%	2/15/24	1,475	1,835
Columbus OH GO	5.000%	7/1/24	1,000	1,216
Columbus OH GO	5.000%	2/15/25	1,470	1,818
Columbus OH GO	5.000%	2/15/25	1,800	2,181
Columbus OH GO	5.000%	7/1/25	1,400	1,689
Columbus OH GO	5.000%	8/15/25	3,450	4,295
Columbus OH GO	5.000%	8/15/26	2,000	2,404
Columbus OH GO	5.000%	7/1/27	2,000	2,331
Columbus OH GO	5.000%	7/1/30	2,500	2,960
Columbus OH GO	5.000%	7/1/31	1,185	1,397
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,547
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,172
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,065
Columbus OH Sewer Revenue	5.000%	12/1/17 (Prere.)	4,005	4,479
Columbus OH Sewer Revenue	5.000%	6/1/24	3,000	3,724
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	4,006
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,190
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	2,000	2,249
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,630
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,000	2,355
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,268
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,569
Forest Hills OH Local School District GO	5.000%	12/1/46	3,430	3,912
Franklin County OH GO	5.000%	12/1/31	6,885	7,576
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,047
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,548
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.020%	3/6/15 LOC	2,365	2,365

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,755
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,118
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,653
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,686
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,666
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	3/6/15	2,000	2,000
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,780
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,786
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	4,868
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	3,290	3,462
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	4,000	4,187
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,552
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,437
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,373
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,869
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,098
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,091
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,156
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,544
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,737
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,370
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,601
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,370
Hamilton County OH Sewer System Revenue	5.000%	12/1/16 (Prere.)	5,300	5,729
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,221
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,800
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,407
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,001

Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,167
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,971
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	17,000	19,095
Kent State University OH Revenue	5.000%	5/1/37	4,185	4,665
3 Lancaster OH Port Authority Gas Supply
Revenue PUT	0.835%	8/1/19	3,000	3,016
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,043
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,381
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	3/6/15	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,155
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,748
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,318
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,515
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,684
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,509
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,064
Madison OH Local School District GO	5.250%	12/1/32	695	797
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,339
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,896
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,276
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,099
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	8,001
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,295
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,250
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,351
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,084
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,372
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,832
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,314
Middletown OH City School District GO	5.250%	12/1/48	1,000	1,153
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.020%	3/6/15 LOC	2,575	2,575
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,534
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	5,000	5,015

Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,197
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/2/15	7,375	7,375
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,178
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,429
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	9,400	10,730
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	3,000	3,483
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	2,000	2,318
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	2,500	2,783
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,000	3,180
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,240
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,402
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,344
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	2,975	3,544
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,504
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,193
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,122
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,896
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	4.000%	4/1/16	2,330	2,425
Ohio Common Schools GO	5.000%	9/15/19	3,000	3,511
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,171
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,316
Ohio GO	5.000%	9/15/23	2,950	3,642
Ohio GO	5.000%	8/1/24	2,000	2,489
Ohio GO	5.000%	5/1/27	5,350	6,508
Ohio GO	5.000%	2/1/30	4,000	4,632
Ohio GO	5.000%	4/1/30	1,770	1,998
Ohio GO	5.000%	2/1/31	4,500	5,211
Ohio GO	5.000%	4/1/31	1,230	1,384
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,438

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	4,710	4,710
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	4,495	4,495
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	3/2/15	4,000	4,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,478
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,014
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,520
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,601
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,600
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,008
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,096
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	3,250	3,308
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	9,955	11,126
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,584
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,950
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,159
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	4,500	4,791
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,326
2 Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,182
2 Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,778
2 Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,164
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	4,000	4,601
2 Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,136
2 Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	849
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,581
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,556

Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,638
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,145
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,810
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,861
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,377
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,458
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	3/2/15	1,700	1,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,455
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,268
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,548
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	3,000	3,136
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	60	60
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,655	1,728
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,088
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,732
2 Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,224
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,769
Ohio Public Facilities Commission GO	5.000%	4/1/22	2,395	2,910
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	324
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,119
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	313
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	958
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	184
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	293
Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	735
Ohio State University General Receipts
Revenue	5.000%	6/1/25	4,130	5,003
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,541
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	703
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	9,081
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,108

Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,620
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	3,000	3,802
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,315
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,485
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,142
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	5,000	2,002
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,609
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,147
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,831
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,254
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	753
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,427
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,466
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,344
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,888
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,816
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,161
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	3,988
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,749
Rocky River OH City School District GO	5.375%	12/1/17	1,035	1,114
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,149
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	11,401
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	4,000	4,415
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,990
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,930
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,614
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,550	1,570
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,480	1,499
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,143
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,404
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,278
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,563
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,538
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,068
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,060
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	890	940
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,013
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,946
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,268

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,181
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,377
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,181
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,188
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,395
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,209
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	586
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	584
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,366
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,407
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,180
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,150
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,118
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	978
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	700
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,110
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,399
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,591
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,630
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	761
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,611
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,302
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,331
				996,001

Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	4,000	4,468

Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,663

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	396

Total Tax-Exempt Municipal Bonds (Cost $942,793)				1,003,528
Total Investments (100.4%) (Cost $942,793)				1,003,528
Other Assets and Liabilities-Net (-0.4%)				(4,188)
Net Assets (100%)				999,340

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $6,695,000, representing 0.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

D. At February 28, 2015, the cost of investment securities for tax purposes was $944,121,000. Net unrealized appreciation of investment securities for tax purpose was 59,407,000, consisting of unrealized gains of $59,721,000 on securities that had risen in value since their purchase and $314,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.